Stock-Based Compensation (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	May 20, 2010	May 17, 2007
Additional Stock Based Compensation (Textuals) [Abstract]
Unrecognized stock-based compensation expense	$ 46,000,000
Stock Based Compensation (Textuals) [Abstract]
Shares reserved for issuance	39,000,000	30,000,000		11,000,000	19,000,000
Shares available for future grants	19,000,000	11,000,000
Maximum number of shares of common stock available for sale under employee stock purchase plan					2,000,000
Maximum annual amount for purchase of common stock per participant under employee stock purchase plan					15,000
Number of shares eligible for employee to purchase per offering period	750
Percentage of purchase price is the lower of closing price of either the first or the last day of the offering period	85.00%
No. of shares purchases by employees	301,000
Average price of shares purchased	$ 15.36
Shares available for purchase under Employee stock purchase plan	1,000,000	1,300,000
Amortization of stock-based awards	48,000,000	43,000,000	31,000,000
Estimated forfeitures under employee stock-based awards	2,000,000
Unrecognized stock-based compensation expense, Weighted-average period of recognition in years	1.8
Total intrinsic value of options exercised	20,000,000	2,000,000	49,000,000
Cash received from stock option exercises	7,000,000	2,000,000	32,000,000
Tax benefit realized from stock options exercise	7,000,000	1,000,000	17,000,000
Performance based nonvested restricted stock units as a percent of total nonvested restricted stock units outstanding	26.00%
Range of vested shares based on the extent to which certain financial targets are achieved	zero percent to 200 percent of the original grant amount
Nonvested Restricted Stock Units [Member]
Additional Stock Based Compensation (Textuals) [Abstract]
Unrecognized stock-based compensation expense	41,000,000
Stock options [Member]
Additional Stock Based Compensation (Textuals) [Abstract]
Unrecognized stock-based compensation expense	$ 5,000,000